Related Party Transactions (Details) - Schedule of proportional cost allocation based on management’s estimation - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022
Schedule Of Proportional Cost Allocation Based On Management SEstimation Abstract
Directors’ fees	$ 36,039	$ 8,998
Personnel	277,246	330,470
Professional services	17,511
Office and administrative	83,682	47,502
Office rent reimbursement		(31,216)
Total	$ 414,478	$ 355,754